CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net loss	$ (3,125,595)	$ (1,787,669)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization	40,206	61,024
Common Stock Issued in Exchange for Services		800,000
Common Stock Issued for Sponsorship	2,578	34,388
Common Stock Issued for Compensation	476,002	290,100
Interest expense related to warrants on convertible note	281,565
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	73,581	(63,543)
Decrease (increase) in other receivable		(14,876)
Decrease (increase) in inventory	26,418	(619,405)
Decrease (increase) in prepaids		36,134
Decrease (increase) in other current assets	(2,109)	(1,001)
Decrease (increase) in deposits		(6,500)
Decrease (increase) in right-of-use asset	(580,820)	(378,013)
Increase (decrease) in accounts payable	185,163	42,456
Increase (decrease) in credit card payable	14,105	4,126
Increase (decrease) in accrued compensation	257,500
Increase (decrease) in accrued stock compensation	(3)
Increase (decrease) in accrued expenses	64,312	15,261
Increase (decrease) in derivative liability	361,152
Increase (decrease) in lease liability	555,822	357,171
Net cash provided by (used in) operating activities	(1,370,123)	(1,230,347)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(59,541)	(127,687)
Common Stock Issued for Trademark		59,250
Changes in intellectual property	8,175	(81,750)
Investment		1,648
Net cash provided by (used in) investing activities	(51,366)	(148,539)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from shareholder payable
Changes in note payable - related party	(12,000)	60,000
Changes in line of credit - related party	403,000	1,092,151
Changes line of credit		255,000
Changes in convertible debt	1,012,274
Changes in PPP note payable	95,161
Net cash provided by (used in) financing activities	1,498,435	1,407,151
Net cash increase for period	76,945	28,265
Cash at beginning of period	36,223	7,958
Cash at end of period	113,168	36,223
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest	35,877	5,158
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned		186,500
S and S Beverage [Member]
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net loss	(628,469)	(774,792)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization	968	968
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	71,656	(81,094)
Decrease (increase) in inventory	14,199	(74,888)
Increase (decrease) in accounts payable	(26,821)	88,338
Increase (decrease) in interest payable	11,915
Increase (decrease) in due to/from	(27,886)	314,083
Net cash provided by (used in) operating activities	(584,438)	(486,613)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment
Net cash provided by (used in) investing activities
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Changes in note payable - related party	548,001	514,752
Net cash provided by (used in) financing activities	548,001	514,752
Net cash increase for period	(36,437)	28,139
Cash at beginning of period	30,075	1,936
Cash at end of period		30,075
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	13,290
Cash paid for interest	$ 11,915	$ 10,597